Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (143,041)	$ (169,448)	$ (118,622)
Exploration costs	(573)	(1,299)	(740)
Other operating expenses	(30,419)	(29,789)	(26,894)
Other operating expenses, Non-current operating liabilities (allowances) reversals	821	1,086	1,299
Other operating expenses, Current operating liabilities (allowances) reversals	(92)	(188)	(30)
OPERATING EXPENSES	(174,033)	(200,536)	(146,256)
Research and development costs	$ 774	$ 762	$ 824
Research and development costs as a percentage of sales	0.33%
Number of staff dedicated to research and development activities | employee	3,687	3,536	3,830